Exhibit 99.1

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-01-13	PAGE 1

A.	DATES				Begin	End	#days
1	Determination Date					6/18/2013

2	Payment Date					6/20/2013

3	Collection Period				4/28/2013	6/1/2013	35

4	Monthly Interest Period- Actual				5/20/2013	6/19/2013	31
5	Monthly Interest- Scheduled						30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	213,000,000.00	—	—	—	—	—
7	Class A-2 Notes	360,000,000.00	—	—	—	—	—
8	Class A-3 Notes	335,000,000.00	273,690,251.72	—	45,864,782.42	227,825,469.30	0.6800760
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	—	92,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$365,690,251.72	$—	$45,864,782.42	$319,825,469.30

11	Overcollateralization	190,486,760.36	214,287,616.86			214,287,616.86

12	Total Securitization Value	$1,190,486,760.36	$579,977,868.58			$534,113,086.16

13	NPV Lease Payments Receivable	512,808,838.38	133,186,956.36			116,702,158.17
14	NPV Base Residual	677,677,921.98	446,790,912.22			417,410,927.99

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.46125%	—	—	—	—
16	Class A-2 Notes		1.00000%	—	—	—	—
17	Class A-3 Notes		1.20000%	273,690.25	0.8169858	46,138,472.67	137.7267841
18	Class A-4 Notes		1.39000%	106,566.67	1.1583333	106,566.67	1.1583333

	Equals: Total Securities			380,256.92		46,245,039.34

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						13,410,546.19
20	Pull Ahead Waived Payments						—
21	Sales Proceeds - Early Terminations						20,938,602.88
22	Sales Proceeds via Customer - Scheduled Terminations						2,404,388.23
23	Sales Proceeds via Auction - Scheduled Terminations						2,031,477.08
24	Sales Proceeds via Dealer - Scheduled Terminations						12,362,519.55
25	Security Deposits for Terminated Accounts						15,145.00
26	Excess Wear and Tear Received						117,284.91
27	Excess Mileage Charges Received						148,450.00
28	Other Recoveries Received						85,457.32

29	Subtotal: Total Collections						51,513,871.16

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						3,487.98

33	Total Available Funds, prior to Servicer Advances						51,517,359.14

34	Servicer Advance						—

35	Total Available Funds						51,517,359.14

36	Reserve Account Draw						—

37	Available for Distribution						51,517,359.14

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						483,314.89
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						380,256.92
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					50,648,787.33
51	Regular Principal Distribution Amount					45,864,782.42
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						45,864,782.42
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						4,784,004.91

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-01-13	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		365,690,251.72
57	Less: Aggregate Securitization Value (End of Collection Period)		(534,113,086.16)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		365,690,251.72
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(319,825,469.30)

63	Regular Principal Distribution Amount		45,864,782.42

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		534,113,086.16
66	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,287,616.86)

67	Targeted Note Balance		319,825,469.30

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		51,517,359.14
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		483,314.89
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		380,256.92
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		50,648,787.33
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		50,648,787.33

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		5,952,433.80
87	Initial Reserve Account Balance		5,952,433.80
88	Beginning Reserve Account Balance		5,952,433.80
89	Plus: Net Investment Income for the Collection Period		361.79

90	Subtotal: Reserve Fund Available for Distribution		5,952,795.59
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		5,952,795.59
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		361.79

95	Equals: Ending Reserve Account Balance		5,952,433.80

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units - Customer	154	2,323,307.54
99	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	161	2,247,328.22
100	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	755	11,726,474.16
101	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		(2,404,388.23)
102	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		(2,031,477.08)
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		(12,367,591.55)
104	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(55,444.33)
105	Less: Excess Wear and Tear Received		(117,284.91)
106	Less: Excess Mileage Received		(148,450.00)

107	Current Period Net Residual Losses/(Gains)	1,070	(827,526.18)

108	Cumulative Net Residual Losses:
109	Beginning Cumulative Net Residual Losses	5,774	(6,535,974.47)
110	Current Period Net Residual Losses (Item 101)	1,070	(827,526.18)

111	Ending Cumulative Net Residual Losses	6,844	(7,363,500.65)

112	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.62%

Volkswagen Auto Lease Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-01-13	PAGE 3

G.	POOL STATISTICS
113	Collateral Pool Balance Data	Initial	Current
114	Aggregate Securitization Value	1,190,486,760	534,113,086
115	Aggregate Base Residual Value	797,991,518	446,351,778
116	Number of Current Contracts	50,109	27,485
117	Weighted Average Lease Rate	3.10%	3.02%
118	Average Remaining Term	27.5	10.0
119	Average Original Term	39.1	39.2
120	Proportion of Base Prepayment Assumption Realized		142.99%
121	Actual Monthly Prepayment Speed		1.68%
122	Turn-in Ratio on Scheduled Terminations		85.61%

		Sales Proceeds	Units	Book Amount	Securitization Value
123	Pool Balance - Beginning of Period		29,586	618,334,830	579,977,869
124	Depreciation/Payments			(10,000,157)	(9,671,795)
125	Gross Credit Losses		(21)	(453,083)	(468,254)
126	Early Terminations - Regular		(1,010)	(20,544,025)	(19,427,624)
127	Early Terminations - Lease Pull Aheads		—	—	—
129	Scheduled Terminations - Purchased by Customer	2,404,388	(154)	(2,418,830)	(2,323,308)
128	Scheduled Terminations - Sold at Auction	2,031,477	(161)	(2,341,633)	(2,247,328)
130	Scheduled Terminations - Purchased by Dealer	12,367,592	(755)	(12,057,852)	(11,726,474)

131	Pool Balance - End of Period		27,485	570,519,250	534,113,086

132	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
133	Current		27,174	528,242,581	98.90%
134	31 - 90 Days Delinquent		283	5,312,588	0.99%
135	91+ Days Delinquent		28	557,917	0.10%

136	Total		27,485	534,113,086	100.00%

137	Credit Losses:			Units	Amounts
138	Aggregate Securitization Value on charged-off units			21	468,254
139	Aggregate Liquidation Proceeds on charged-off units				(329,828)
140	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
141	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
142	Recoveries on charged-off units				(18,434)

143	Current Period Aggregate Net Credit Losses/(Gains)			21	119,992

144	Cumulative Net Credit Losses:
145	Beginning Cumulative Net Credit Losses			394	2,619,976
146	Current Period Net Credit Losses (Item 136)			21	119,992

147	Ending Cumulative Net Credit Losses			415	2,739,968

148	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.23%

149	Aging of Scheduled Maturies Not Sold				Units
150	0 - 60 Days since Contract Maturity				431
151	61 - 120 Days since Contract Maturity				25
152	121+ Days since Contract Maturity				6

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-01-13	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
7/20/2013	14,508,301
8/20/2013	21,026,331
9/20/2013	22,773,791
10/20/2013	27,937,410
11/20/2013	27,746,140
12/20/2013	30,355,680
1/20/2014	30,302,405
2/20/2014	34,895,382
3/20/2014	30,250,213
4/20/2014	29,638,718
5/20/2014	27,365,970
6/20/2014	27,910,608
7/20/2014	29,318,144
8/20/2014	27,686,032
9/20/2014	15,663,937
10/20/2014	18,594,858
11/20/2014	17,951,388
12/20/2014	22,105,025
1/20/2015	24,019,736
2/20/2015	7,667,378
3/20/2015	6,857,198
4/20/2015	7,249,795
5/20/2015	4,166,640
6/20/2015	5,076,130
7/20/2015	5,211,619
8/20/2015	5,068,391
9/20/2015	5,906,388
10/20/2015	5,406,533
11/20/2015	1,422,116
12/20/2015	15,341
1/20/2016	14,747
2/20/2016	519
3/20/2016	220
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—

Total:	534,113,086

(1) This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month